Provisions and Contingent Provisions (Details) - Schedule of composition provisions - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of composition provisions [Abstract]
Provisions for personnel salaries and expenses	$ 104,270	$ 101,223
Provisions for mandatory dividends	164,284	185,727
Provisions for contingent loan	28,247	23,240
Provision for contingencies	33,863	15,940
Total	$ 330,664	$ 326,130	$ 305,271	$ 303,798